Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 66,581	$ 60,667	$ 44,522
Total net sales	66,581	60,667	44,522
UNITED STATES [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	12,862	10,630	8,883
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	30,772	30,077	20,637
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	3,586	2,878	1,515
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	4,726	4,610	5,801
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	8,186	8,304	4,750
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 6,449	$ 4,168	$ 2,936